Derivative Instruments and Hedging Activity - Additional Disclosures (Details) - Interest Rate Swap [Member] - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Notional amount	$ 361	$ 239
Net losses included in AOCI expected to be reclassified into interest expense within the next 12 months	$ 6